Schedule of earnout shares for triggering event (Details)	Nov. 17, 2022 $ / shares
Payables and Accruals [Abstract]
Share price of the Company as of closing date	$ 5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%
Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%
Grant Price for Trigging Event 1	$ 15.0
Grant Price for Trigging Event 2	$ 20.0